UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

BNY Mellon Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	03/31/23

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Natural Resources Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

BNY Mellon Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	03/31/23

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Natural Resources Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Natural Resources Fund

SEMI-ANNUAL REPORT March 31, 2023

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from October 1, 2022, through March 31, 2023, as provided by portfolio managers Albert Chu, CFA, and David Intoppa, of Newton Investment Management North America, LLC, sub-adviser

Market and Fund Performance Overview

For the six-month period ended March 31, 2023, BNY Mellon Natural Resources Fund (the “fund”) produced a total return of 12.49% for Class A shares, 12.10% for Class C shares, 12.64% for Class I shares and 12.69% for Class Y shares.1 In comparison, the fund’s benchmark, the S&P 500® Index (the “Index”), produced a total return of 15.61% for the same period.2 The S&P Global Natural Resources Index, which more closely reflects the fund’s composition, returned 17.90% for the reporting period.3

Natural resources equities gained ground during the period, led by industrial and precious metals. The fund underperformed its primary and secondary indices primarily due to its overweight allocations to energy and underweight allocations to steel and precious metals.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of companies in natural resources and natural resource-related sectors. Generally, these are companies principally engaged in owning or developing natural resources, or supplying goods, technology and services relating to natural resources.

The fund invests in growth and value stocks and typically will maintain exposure to the major natural resources sectors. Using fundamental research and direct management contact, the portfolio managers seek stocks of companies with strong positions in their natural resources sector, sustained achievement records and strong financial conditions. There are no prescribed limits on the weightings of securities in any particular natural resources sector or in any individual company, and the fund may invest in companies of any market capitalization. The fund may invest in foreign securities, including emerging-markets securities, without limitation.

Commodity Prices Respond to Macroeconomic Forces

Persistently strong consumer demand in the face of high levels of inflation drove most natural resources prices higher during the reporting period. Despite interest-rate hikes from most central banks, industrial activity remained strong globally, enabling industrial metals producers to raise prices ahead of inflation. Industrial metals also benefited from China’s decision to ease pandemic-related shutdowns in late 2022. Steel prices proved exceptionally strong, with copper also exhibiting robust gains, while aluminum advanced more moderately. Precious metals, led by silver, rose as a hedge against inflation and in response to unsettled conditions in the banking industry during the final month of the period. In contrast, energy commodities lagged, with modest gains in oil undermined by declining natural gas prices in the face of warm winter temperatures in much of Europe and the United States, and increasing reliance on alternative energy sources. Agricultural commodities lagged as well due to seasonal factors and high input costs, as did timber and forestry products as construction tailed off in the high interest-rate environment.

Strong Positioning in Energy and Agriculture Bolster Returns

The portfolio underperformed its benchmarks during the period primarily due to overweight energy exposure and disappointing stock selection within the sector. Natural gas producer EQT Corp., an out-of-benchmark holding, suffered as natural gas prices dipped. Other energy holdings also underperformed, including oil & gas exploration & production companies Chesapeake Energy Corp. and ConocoPhillips, and integrated oil & gas companies Occidental Petroleum Corp. and Equinor ASA. Among industrial metals, lack of exposure to steel detracted from relative returns, although we increased the fund’s base metals exposure as the period progressed. Lack of exposure to gold and other precious metals further undermined performance.

On the positive side, the fund’s relative performance benefited from investments in oilfield services and equipment companies, such as Weatherford International PLC, Halliburton Co. and Schlumberger NV, all of which focused on offshore operations where activity was strongest. Similarly, holdings in offshore contract drilling services provider Transocean Ltd. bolstered returns. In other petroleum-related areas, holdings in refiner Marathon Petroleum Corp. proved additive to returns, as did out-of-Index positions in tanker companies Frontline Ltd. and Scorpio Tankers, Inc., as sanctions on Russian oil drove Russian exports to non-pipeline destinations. Among industrial metals, substantial positions in copper producers, such as Freeport-McMoRan, Inc. enhanced performance. Finally, lack of exposure to the less economically sensitive paper & packaging industry worked to the fund’s advantage.

Supply/Demand Dynamics Remain Supportive

As of the end of the reporting period, market sentiment remains dominated by concerns regarding the Fed’s response to inflation and the potential impact of rising interest rates on economic growth. Fallout from the recent banking crisis is also likely to continue affecting banks, real estate companies and other levered, non-financial businesses that could prove vulnerable to increasing credit constraints. Nevertheless, we believe that strong supply/demand dynamics continue to support prices for petroleum and industrial metals. In the case of oil, the OPEC-producing nations have announced significant production cuts, while U.S. shale oil production has likely peaked at the same time that China is reopening and stimulating the world’s second largest economy. Western developed nations also appear on a path to continued growth, despite the prevailing economic challenges.

Given these realities, we remain bullish on several key areas of natural resources, the most significant being petroleum. Another area of overweight exposure focuses on industrial metals and mining, with an emphasis on copper and aluminum, two metals essential to the ongoing transition toward alternative energy. Conversely, the fund holds modestly underweight exposure to agricultural commodities due to seasonal factors. The fund also holds zero exposure to paper & packaging, an area sensitive to recessionary pressures, and zero exposure to gold, where we see a lack of drivers toward higher prices.

April 17, 2023

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The S&P Global Natural Resources Index includes 90 of the largest publicly traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure across three primary, commodity-related sectors: agribusiness, energy and metals & mining. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and affected certain companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those companies, industries or sectors.

Because the fund’s investments are concentrated in the natural resources and related sectors, the value of its shares will be affected by factors particular to those sectors and may fluctuate more widely than that of a fund that invests in a broad range of industries. The market value of these securities may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. Interest rates, commodity prices, economic, tax and energy developments, and government regulations may affect the supply and demand for natural resources and the share prices of companies in the sector.

Securities of companies within specific natural resources sectors can perform differently from the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the fund may allocate relatively more assets to certain natural resources sectors than others, the fund’s performance may be more sensitive to developments that affect those sectors emphasized by the fund.

Small and midsized companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger, more established companies.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks are greater with emerging-market countries than with more economically and politically established foreign countries.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Natural Resources Fund from October 1, 2022 to March 31, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended March 31, 2023

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.04	$9.84	$4.72	$4.19
Ending value (after expenses)	$1,124.90	$1,121.00	$1,126.40	$1,126.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended March 31, 2023

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.74	$9.35	$4.48	$3.98
Ending value (after expenses)	$1,019.25	$1,015.66	$1,020.49	$1,020.99
†

Expenses are equal to the fund’s annualized expense ratio of 1.14% for Class A, 1.86% for Class C, .89% for Class I and .79% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
March 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.8%
Agricultural Products & Services - 5.2%
Archer-Daniels-Midland Co.	366,666		29,208,613
Bunge Ltd.	264,610		25,275,547
Darling Ingredients, Inc.	142,112	[a]	8,299,341
			62,783,501
Aluminum - 5.5%
Alcoa Corp.	1,270,914		54,090,100
Norsk Hydro ASA	1,529,642		11,438,869
			65,528,969
Coal & Consumable Fuels - 6.1%
Cameco Corp.	1,875,628	[b]	49,085,185
Energy Fuels, Inc.	1,555,861	[a,b]	8,681,704
NexGen Energy Ltd.	4,039,259	[a,b]	15,511,472
			73,278,361
Construction & Engineering - 3.2%
Fluor Corp.	1,233,103	[a,b]	38,115,214
Construction Machinery & Heavy - 1.7%
Caterpillar, Inc.	49,889		11,416,599
Terex Corp.	193,579		9,365,352
			20,781,951
Copper - 8.1%
Antofagasta PLC	428,649		8,387,764
First Quantum Minerals Ltd.	1,303,055		29,956,285
Freeport-McMoRan, Inc.	1,447,825		59,230,521
			97,574,570
Diversified Metals & Mining - 10.4%
Anglo American PLC	500,597		16,568,519
Ivanhoe Mines Ltd., CI. A	2,431,557	[a]	21,967,674
MP Materials Corp.	94,501	[a,b]	2,663,983
South32 Ltd.	10,066,925		29,857,890
Teck Resources Ltd., Cl. B	1,465,021		53,473,267
			124,531,333
Environmental & Facilities Services - .1%
Li-Cycle Holdings Corp.	259,582	[a,b]	1,461,447
Fertilizers & Agricultural Chemicals - 8.9%
CF Industries Holdings, Inc.	551,508		39,978,815
Nutrien Ltd.	552,764		40,821,621
OCI NV	224,829		7,632,018
The Mosaic Company	391,888		17,979,821
			106,412,275
Industrial Machinery & Supplies - 1.4%
Energy Recovery, Inc.	230,809	[a]	5,320,147

Description		Shares		Value ($)
Common Stocks - 96.8% (continued)
Industrial Machinery & Supplies - 1.4% (continued)
Flowserve Corp.		344,499		11,712,966
				17,033,113
Integrated Oil & Gas - 9.1%
Occidental Petroleum Corp.		887,905		55,431,909
Shell PLC		1,856,146		53,152,053
				108,583,962
Oil & Gas Drilling - 3.1%
Transocean Ltd.		5,881,251	[a,b]	37,404,756
Oil & Gas Equipment & Services - 10.5%
Halliburton Co.		615,616		19,478,090
NOV, Inc.		894,111		16,549,995
Schlumberger NV		1,017,023		49,935,829
Weatherford International PLC		665,652	[a]	39,506,446
				125,470,360
Oil & Gas Exploration & Production - 15.7%
Chesapeake Energy Corp.		220,750	[b]	16,785,830
ConocoPhillips		483,475		47,965,555
EOG Resources, Inc.		278,947		31,975,695
EQT Corp.		608,558		19,419,086
Hess Corp.		416,345		55,099,097
Woodside Energy Group Ltd.		730,530		16,460,453
				187,705,716
Oil & Gas Refining & Marketing - 3.3%
Marathon Petroleum Corp.		296,835		40,022,263
Oil & Gas Storage & Transportation - 3.3%
Frontline PLC		1,410,119	[b]	23,351,571
Scorpio Tankers, Inc.		289,706		16,313,345
				39,664,916
Packaged Foods & Meats - 1.2%
Adecoagro SA		1,703,253	[b]	13,779,317
Total Common Stocks (cost $1,035,539,360)				1,160,132,024
	1-Day Yield (%)
Investment Companies - 2.4%
Registered Investment Companies - 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $29,274,528)	4.89	29,274,528	[c]	29,274,528

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $25,901,131)	4.89	25,901,131	[c]	25,901,131
Total Investments (cost $1,090,715,019)		101.4%		1,215,307,683
Liabilities, Less Cash and Receivables		(1.4%)		(17,079,643)
Net Assets		100.0%		1,198,228,040

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2023, the value of the fund’s securities on loan was $68,189,840 and the value of the collateral was $69,331,098, consisting of cash collateral of $25,901,131 and U.S. Government & Agency securities valued at $43,429,967. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Energy	51.1
Materials	32.9
Industrials	6.4
Consumer Staples	6.4
Investment Companies	4.6
101.4

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 9/30/2022	Purchases ($)†	Sales ($)	Value ($) 3/31/2023	Dividends/ Distributions ($)
Registered Investment Companies - 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.4%	24,896,234	303,307,814	(298,929,520)	29,274,528	541,567
Investment of Cash Collateral for Securities Loaned - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - 2.2%	13,195,633	255,455,459	(242,749,961)	25,901,131	175,077	††
Total - 4.6%	38,091,867	558,763,273	(541,679,481)	55,175,659	716,644

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $68,189,840)—Note 1(c):
Unaffiliated issuers	1,035,539,360	1,160,132,024
Affiliated issuers	55,175,659	55,175,659
Cash		509,067
Cash denominated in foreign currency	1,993,277	1,983,288
Receivable for shares of Beneficial Interest subscribed		5,456,102
Dividends and securities lending income receivable		2,971,883
Tax reclaim receivable—Note 1(b)		350,685
Prepaid expenses		86,002
		1,226,664,710
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		857,098
Liability for securities on loan—Note 1(c)		25,901,131
Payable for shares of Beneficial Interest redeemed		1,414,884
Trustees’ fees and expenses payable		7,776
Interest payable—Note 2		3,501
Other accrued expenses		252,280
		28,436,670
Net Assets ($)		1,198,228,040
Composition of Net Assets ($):
Paid-in capital		1,001,395,823
Total distributable earnings (loss)		196,832,217
Net Assets ($)		1,198,228,040

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	217,569,410	32,292,066	889,283,147	59,083,417
Shares Outstanding	4,466,928	732,515	17,650,206	1,171,501
Net Asset Value Per Share ($)	48.71	44.08	50.38	50.43

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2023 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $407,983 foreign taxes withheld at source):
Unaffiliated issuers	15,212,298
Affiliated issuers	541,567
Income from securities lending—Note 1(c)	175,077
Interest	6,418
Total Income	15,935,360
Expenses:
Management fee—Note 3(a)	4,238,297
Shareholder servicing costs—Note 3(c)	845,201
Distribution fees—Note 3(b)	121,218
Registration fees	109,858
Professional fees	41,166
Trustees’ fees and expenses—Note 3(d)	35,478
Prospectus and shareholders’ reports	26,477
Loan commitment fees—Note 2	11,474
Custodian fees—Note 3(c)	8,245
Chief Compliance Officer fees—Note 3(c)	8,220
Interest expense—Note 2	3,501
Miscellaneous	13,612
Total Expenses	5,462,747
Less—reduction in fees due to earnings credits—Note 3(c)	(7,521)
Net Expenses	5,455,226
Net Investment Income	10,480,134
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	74,576,799
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	16,519,350
Net Realized and Unrealized Gain (Loss) on Investments	91,096,149
Net Increase in Net Assets Resulting from Operations	101,576,283

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Operations ($):
Net investment income	10,480,134	13,735,011
Net realized gain (loss) on investments	74,576,799	79,180,916
Net change in unrealized appreciation (depreciation) on investments	16,519,350	10,164,311
Net Increase (Decrease) in Net Assets Resulting from Operations	101,576,283	103,080,238
Distributions ($):
Distributions to shareholders:
Class A	(19,251,359)	(4,762,510)
Class C	(2,934,353)	(828,434)
Class I	(67,057,959)	(19,307,548)
Class Y	(5,480,204)	(898,703)
Total Distributions	(94,723,875)	(25,797,195)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	106,663,020	183,666,396
Class C	8,680,763	14,988,108
Class I	427,329,764	508,740,139
Class Y	25,172,510	51,136,465
Distributions reinvested:
Class A	18,001,964	3,643,805
Class C	1,946,571	443,754
Class I	60,585,278	17,272,035
Class Y	4,876,382	898,703
Cost of shares redeemed:
Class A	(80,102,588)	(109,604,542)
Class C	(5,289,507)	(7,339,678)
Class I	(237,513,917)	(309,986,871)
Class Y	(19,195,922)	(21,570,256)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	311,154,318	332,288,058
Total Increase (Decrease) in Net Assets	318,006,726	409,571,101
Net Assets ($):
Beginning of Period	880,221,314	470,650,213
End of Period	1,198,228,040	880,221,314

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	2,025,732	3,593,965
Shares issued for distributions reinvested	352,634	97,846
Shares redeemed	(1,547,757)	(2,187,612)
Net Increase (Decrease) in Shares Outstanding	830,609	1,504,199
Class Cb
Shares sold	182,540	329,645
Shares issued for distributions reinvested	42,033	13,006
Shares redeemed	(112,141)	(164,478)
Net Increase (Decrease) in Shares Outstanding	112,432	178,173
Class Ia
Shares sold	8,013,906	9,770,505
Shares issued for distributions reinvested	1,148,101	450,379
Shares redeemed	(4,444,528)	(6,133,396)
Net Increase (Decrease) in Shares Outstanding	4,717,479	4,087,488
Class Y
Shares sold	469,051	978,056
Shares issued for distributions reinvested	92,355	23,422
Shares redeemed	(362,463)	(431,725)
Net Increase (Decrease) in Shares Outstanding	198,943	569,753

[a]

During the period ended March 31, 2023, 1,389 Class A shares representing $61,165 were exchanged for 1,340 Class I shares and during the period ended September 30, 2022, 252 Class A shares representing $13,285 were exchanged for 244 Class I shares.

[b]	During the period ended September 30, 2022, 1,526 Class C shares representing $58,353 were automatically converted to 1,397 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	March 31, 2023	Year Ended September 30,
Class A Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	47.45	39.02	25.18	27.79	33.28	30.04
Investment Operations:
Net investment income[a]	.43	.86	.45	.30	.55	.32
Net realized and unrealized gain (loss) on investments	5.73	9.63	13.67	(2.33)	(5.64)	3.05
Total from Investment Operations	6.16	10.49	14.12	(2.03)	(5.09)	3.37
Distributions:
Dividends from net investment income	(.68)	(.49)	(.28)	(.58)	(.40)	(.13)
Dividends from net realized gain on investments	(4.22)	(1.57)	-	-	-	-
Total Distributions	(4.90)	(2.06)	(.28)	(.58)	(.40)	(.13)
Net asset value, end of period	48.71	47.45	39.02	25.18	27.79	33.28
Total Return (%)[b]	12.49[c]	28.32	56.46	(7.50)	(15.38)	11.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.15[d]	1.14	1.20	1.26	1.24	1.28
Ratio of net expenses to average net assets	1.14[d]	1.14	1.20	1.26	1.24	1.28
Ratio of net investment income to average net assets	1.63[d]	1.75	1.28	1.17	1.94	.99
Portfolio Turnover Rate	46.84[c]	76.19	99.02	76.09	77.60	55.65
Net Assets, end of period ($ x 1,000)	217,569	172,540	83,204	41,605	56,407	88,769

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

	Six Months Ended
	March 31, 2023	Year Ended September 30,
Class C Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	43.21	35.73	23.15	25.52	30.61	27.70
Investment Operations:
Net investment income[a]	.22	.43	.17	.09	.33	.13
Net realized and unrealized gain (loss) on investments	5.22	8.86	12.59	(2.14)	(5.21)	2.78
Total from Investment Operations	5.44	9.29	12.76	(2.05)	(4.88)	2.91
Distributions:
Dividends from net investment income	(.35)	(.24)	(.18)	(.32)	(.21)	-
Dividends from net realized gain on investments	(4.22)	(1.57)	-	-	-	-
Total Distributions	(4.57)	(1.81)	(.18)	(.32)	(.21)	-
Net asset value, end of period	44.08	43.21	35.73	23.15	25.52	30.61
Total Return (%)[b]	12.10[c]	27.37	55.36	(8.15)	(15.97)	10.51
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.86[d]	1.87	1.91	1.98	1.96	1.96
Ratio of net expenses to average net assets	1.86[d]	1.87	1.91	1.98	1.96	1.96
Ratio of net investment income to average net assets	.92[d]	.96	.52	.40	1.23	.42
Portfolio Turnover Rate	46.84[c]	76.19	99.02	76.09	77.60	55.65
Net Assets, end of period ($ x 1,000)	32,292	26,796	15,790	8,702	8,341	15,606

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2023		Year Ended September 30,
Class I Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	48.96	40.19	25.92	28.59	34.26	30.91
Investment Operations:
Net investment income[a]	.52	.97	.53	.38	.67	.47
Net realized and unrealized gain (loss) on investments	5.89	9.93	14.10	(2.39)	(5.84)	3.09
Total from Investment Operations	6.41	10.90	14.63	(2.01)	(5.17)	3.56
Distributions:
Dividends from net investment income	(.77)	(.56)	(.36)	(.66)	(.50)	(.21)
Dividends from net realized gain on investments	(4.22)	(1.57)	-	-	-	-
Total Distributions	(4.99)	(2.13)	(.36)	(.66)	(.50)	(.21)
Net asset value, end of period	50.38	48.96	40.19	25.92	28.59	34.26
Total Return (%)	12.64[b]	28.58	56.88	(7.23)	(15.16)	11.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90[c]	.91	.96	1.00	.98	1.00
Ratio of net expenses to average net assets	.89[c]	.91	.96	1.00	.98	1.00
Ratio of net investment income to average net assets	1.94[c]	1.94	1.48	1.44	2.28	1.42
Portfolio Turnover Rate	46.84[b]	76.19	99.02	76.09	77.60	55.65
Net Assets, end of period ($ x 1,000)	889,283	633,212	355,451	218,549	247,344	330,252

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
March 31,2023		Year Ended September 30,
Class Y Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	49.02	40.23	25.94	28.63	34.30	30.94
Investment Operations:
Net investment income[a]	.53	1.10	.61	.40	.76	.55
Net realized and unrealized gain (loss) on investments	5.91	9.85	14.07	(2.39)	(5.89)	3.06
Total from Investment Operations	6.44	10.95	14.68	(1.99)	(5.13)	3.61
Distributions:
Dividends from net investment income	(.81)	(.59)	(.39)	(.70)	(.54)	(.25)
Dividends from net realized gain on investments	(4.22)	(1.57)	-	-	-	-
Total Distributions	(5.03)	(2.16)	(.39)	(.70)	(.54)	(.25)
Net asset value, end of period	50.43	49.02	40.23	25.94	28.63	34.30
Total Return (%)	12.69[b]	28.73	57.02	(7.14)	(15.04)	11.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80[c]	.82	.85	.87	.85	.87
Ratio of net expenses to average net assets	.79[c]	.82	.85	.87	.85	.87
Ratio of net investment income to average net assets	1.97[c]	2.16	1.63	1.52	2.56	1.63
Portfolio Turnover Rate	46.84[b]	76.19	99.02	76.09	77.60	55.65
Net Assets, end of period ($ x 1,000)	59,083	47,674	16,205	6,592	11,158	9,583

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Natural Resources Fund (the “fund”) is the sole series of BNY Mellon Opportunity Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

Effective March 31, 2023, the Sub-Adviser, entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (NIM), to enable NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of the Sub-Adviser and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978 and, as of March 31, 2023, had approximately $48.7 billion in assets under management. NIM is an indirect subsidiary of BNY Mellon.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American

Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of March 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,016,634,458	143,497,566	††	-	1,160,132,024
Investment Companies	55,175,659	-		-	55,175,659

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of March 31, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended March 31, 2023, BNY Mellon earned $23,870 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risk associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

Natural Resources Sector Risk: Investments in the natural resources and related sectors may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

risks and other risks to which foreign securities are subject also may affect domestic companies in which the fund invests if they have significant operations or investments in foreign countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both domestic and foreign) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources sectors.

Securities of companies within specific natural resources sectors can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the fund may allocate relatively more assets to certain natural resources sectors than others, the fund’s performance may be more sensitive to developments which affect those sectors emphasized by the fund.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2022 was as follows: ordinary income $7,545,808 and long-term capital gains $18,251,387. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended March 31, 2023 was approximately $121,978 with a related weighted average annualized rate of 5.76%.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

During the period ended March 31, 2023, the Distributor retained $43,914 from commissions earned on sales of the fund’s Class A shares, $8,352 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

any, to be paid to Service Agents and the basis on which such payments are made. During the period ended March 31, 2023, Class C shares were charged $121,218 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2023, Class A and Class C shares were charged $275,530 and $40,406, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2023, the fund was charged $14,677 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $7,521.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2023, the fund was charged $8,245 pursuant to the custody agreement.

During the period ended March 31, 2023, the fund was charged $8,220 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $755,798, Distribution Plan fees of $20,572, Shareholder Services Plan fees of $53,695, Custodian fees of $18,000, Chief Compliance Officer fees of $4,069 and Transfer Agent fees of $4,964.

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2023, amounted to $736,507,073 and $515,417,979, respectively.

At March 31, 2023, accumulated net unrealized appreciation on investments was $124,592,664, consisting of $165,766,471 gross unrealized appreciation and $41,173,807 gross unrealized depreciation.

At March 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE APPROVAL OF THE FUND’S SUB-SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board held on March 1, 2023, the Board considered the approval of a delegation arrangement between Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) and its affiliate, Newton Investment Management Limited (“NIM”), which permits NIMNA, as the fund’s sub-investment adviser, to use the investment advisory personnel, resources and capabilities (“Investment Advisory Services”) available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. In connection therewith, the Board considered the approval of a sub-sub-investment advisory agreement (the “SSIA Agreement”) between NIMNA and NIM, with respect to the fund. In considering the approval of the SSIA Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

At the meeting, the Adviser and the Sub-Adviser recommended the approval of the SSIA Agreement to enable NIM to provide Investment Advisory Services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services, subject to the supervision of the Sub-Adviser and the Adviser. The recommendation for the approval of the SSIA Agreement was based on the following considerations, among others: (i) approval of the SSIA Agreement would permit the Sub-Adviser to use investment personnel employed primarily by NIM as primary portfolio managers of the fund and to use the investment research services of NIM in the day-to-day management of the fund’s investments; and (ii) there would be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increases in the management fee payable by the fund or the sub-advisory fee payable by the Adviser to the Sub-Adviser as a result of the delegation arrangement. The Board also considered the fact that the Adviser stated that it believed there were no material changes to the information the Board had previously considered at the most recent meeting in connection with the Board’s re-approval of the Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which NIMNA provides day-to-day management of the fund’s investments, other than the information about the delegation arrangement and NIM.

In determining whether to approve the SSIA Agreement, the Board considered the materials prepared by the Adviser and the Sub-Adviser received in advance of the meeting and other information presented at the meeting, which included: (i) a form of the SSIA Agreement; (ii) information regarding the delegation arrangement and how it is expected to enhance investment capabilities for the benefit of the fund; (iii) information regarding NIM; and (iv) an opinion of counsel that the proposed delegation arrangement would not result in an “assignment” of the Sub-Investment Advisory Agreement under the 1940 Act and the Investment Advisers Act of 1940, as amended, and, therefore, did not require the approval of fund shareholders. The Board also considered the substance of discussions with representatives of the Adviser and the Sub-Adviser at the meeting in connection with the Board’s re-approval of the Agreements.

Nature, Extent and Quality of Services to be Provided. In examining the nature, extent and quality of the services that were expected to be provided by NIM under the SSIA Agreement, the Board considered: (i) NIM’s organization, qualification and background, as well as the qualifications of its personnel; (ii) the expertise of the personnel providing portfolio management services; (iii) information regarding NIM’s compliance program; and (iv) the investment strategy for the fund, which would remain the same. The Board also considered that enabling the Sub-Adviser to use the proposed Investment Advisory Services provided by NIM, the Sub-Adviser would provide investment and portfolio management services of at least the same nature, extent and quality that it currently provides to the fund without the ability to use the Investment Advisory Services of its sister company. Based on the considerations and review of the foregoing information, the Board concluded that the nature, extent and quality of the sub-investment advisory services to be provided by the Sub-Adviser having the ability to use the Investment Advisory Services supported a decision to approve the SSIA Agreement.

Investment Performance. The Board considered the fund’s investment performance and that of the investment team managing the fund’s portfolio (including comparative data provided by Broadridge) at the meeting in connection with the Board’s re-approval of the Agreements. The Board considered that the same investment professionals would continue to manage the fund’s assets and that enabling the Sub-Adviser to use the Investment Advisory Services pursuant to the SSIA Agreement for the benefit of the fund supported a decision to approve the SSIA Agreement.

Costs of Services to be Provided and Profitability. The Board considered the contractual management fee payable by the fund to the Adviser pursuant to the Management Agreement and the contractual sub-investment advisory fee payable by the Adviser to the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement at the meeting in connection with the Board’s re-approval of the Agreements. The Board noted that the contractual management fee payable by the fund to the Adviser and the sub-investment advisory fee payable by the Adviser to the Sub-Adviser, would not change in connection with the proposed delegation arrangement. The Board recognized that, because the fees payable would not change, an analysis of profitability was more appropriate in the context of the Board’s consideration of the Agreements, and that the Board had received and considered a profitability analysis of the Adviser and its affiliates, including NIMNA, at the meeting in connection with the Board’s re-approval of the Agreements. The Board concluded that the Adviser’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to the fund by the Adviser and the Sub-Adviser under the Agreements.

Economies of Scale to be Realized. The Board recognized that, because the fees payable by the fund to the Adviser pursuant to the Management Agreement and the contractual sub-investment advisory fee payable by the Adviser to the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement would not change in connection with the

INFORMATION ABOUT THE APPROVAL OF THE FUND’S SUB-SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

proposed delegation arrangement, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Agreements, which had been done at the meeting in connection with the Board’s re-approval of the Agreements. At the meeting, the Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreements and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board also considered whether there were any ancillary benefits that would accrue to the Sub-Adviser as a result of its relationship with the fund after the delegation arrangement, and such ancillary benefits, if any, were determined to be reasonable.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, with the assistance of independent legal counsel, approved the delegation arrangement and the SSIA Agreement for the fund.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

For More Information

BNY Mellon Natural Resources Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Newton Investment Management
North America, LLC

BNY Mellon Center
201 Washington Street
Boston, MA 02108

Newton Investment Management Limited
160 Queen Victoria Street
London, EC4V, 4LA, England

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DNLAX Class C: DLDCX Class I: DLDRX Class Y: DLDYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2023 BNY Mellon Securities Corporation 6006SA0323

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Opportunity Funds

By: /s/ David J. DiPetrillo

        David J. DiPetrillo

        President (Principal Executive Officer)

Date: May 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

        David J. DiPetrillo

        President (Principal Executive Officer)

Date: May 22, 2023

By: /s/ James Windels

        James Windels

       Treasurer (Principal Financial Officer)

Date: May 22, 2023

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Opportunity Funds

By: /s/ David J. DiPetrillo

        David J. DiPetrillo

        President (Principal Executive Officer)

Date: May 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

        David J. DiPetrillo

        President (Principal Executive Officer)

Date: May 22, 2023

By: /s/ James Windels

        James Windels

       Treasurer (Principal Financial Officer)

Date: May 22, 2023

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)